Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter Aspect

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$16.27	$17.83	$20.94

Interest Income	– (2)	0.01	0.01
Expenses	(1.01)	(1.30)	(1.58)
Realized/Unrealized Income (Loss) (1)	5.83	(0.27)	(1.54)

Net Income (Loss)	4.82	(1.56)	(3.11)

Net asset value, December 31:	$21.09	$16.27	$17.83

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.2)%	(7.7)%	(7.9)%
Expenses before Incentive Fees	6.2%	7.7%	8.0%
Expenses after Incentive Fees	6.2%	7.7%	8.0%
Total return before incentive fees	29.6%	(8.7)%	(14.9)%
Total return after incentive fees	29.6%	(8.7)%	(14.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter Campbell

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$10.54	$9.69	$9.77

Interest Income	– (2)	– (2)	0.01
Expenses	(0.67)	(0.84)	(0.81)
Realized/Unrealized Income (1)	2.85	1.69	0.72

Net Income (Loss)	2.18	0.85	(0.08	)(3)

Net asset value, December 31:	$12.72	$10.54	$9.69

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.5)%	(8.1)%	(8.2)%
Expenses before Incentive Fees	6.6%	8.1%	8.2%
Expenses after Incentive Fees	6.6%	8.1%	8.2%
Total return before incentive fees	20.7%	8.8%	(0.8)%
Total return after incentive fees	20.7%	8.8%	(0.8)%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter WNT

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$12.22	$11.37	$12.62

Interest Income	– (2)	0.01	0.01
Expenses	(1.10)	(0.88)	(0.92)
Realized/Unrealized Income (Loss) (1)	3.42	1.72	(0.34)

Net Income (Loss)	2.32	0.85	(1.25)

Net asset value, December 31:	$14.54	$12.22	$11.37

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.7)%	(7.5)%	(7.7)%
Expenses before Incentive Fees	6.2%	7.6%	7.8%
Expenses after Incentive Fees	8.7%	7.6%	7.8%
Total return before incentive fees	21.6%	7.5%	(9.9)%
Total return after incentive fees	19.0%	7.5%	(9.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.